Retirement Benefit Plans - Summary of Composition and Fair Value of Plan Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
UK equities	1.00%	1.00%
Overseas equities	25.00%	24.00%
Corporate bonds	16.00%	17.00%
Government fixed interest bonds	2.00%	2.00%
Government index-linked bonds	30.00%	29.00%
Property	13.00%	12.00%
Cash	2.00%	2.00%
Other	11.00%	13.00%
Total	100.00%	100.00%
UK equities	£ 187	£ 148
Overseas equities	2,910	2,661
Corporate bonds	1,874	1,940
Government fixed interest bonds	255	226
Government index-linked bonds	3,506	3,294
Property	1,547	1,361
Cash	206	197
Other	1,261	1,391
Total	£ 11,746	£ 11,218
Quoted Prices in Active Markets [member]
Disclosure of net defined benefit liability (asset) [line items]
UK equities	1.00%	1.00%
Overseas equities	19.00%	19.00%
Corporate bonds	14.00%	16.00%
Government fixed interest bonds	2.00%	2.00%
Government index-linked bonds	30.00%	29.00%
Total	66.00%	67.00%
UK equities	£ 187	£ 148
Overseas equities	2,204	2,064
Corporate bonds	1,665	1,778
Government fixed interest bonds	255	226
Government index-linked bonds	3,506	3,294
Total	£ 7,817	£ 7,510
Prices Not Quoted in Active Markets [member]
Disclosure of net defined benefit liability (asset) [line items]
Overseas equities	6.00%	5.00%
Corporate bonds	2.00%	1.00%
Property	13.00%	12.00%
Cash	2.00%	2.00%
Other	11.00%	13.00%
Total	34.00%	33.00%
Overseas equities	£ 706	£ 597
Corporate bonds	209	162
Property	1,547	1,361
Cash	206	197
Other	1,261	1,391
Total	£ 3,929	£ 3,708